CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenue:
Subscriber-related revenue	$ 3,709,800			$ 3,693,872						$ 7,370,465	$ 7,284,576	$ 14,524,510	$ 14,130,607	$ 13,559,511
Equipment sales and other revenue	9,615			30,562						21,104	60,920	113,739	146,806	136,101
Total revenue	3,719,415	$ 3,668,205	$ 3,624,548	3,724,434	$ 3,621,062	$ 3,583,266	$ 3,585,372	$ 3,598,565	$ 3,510,210	7,391,569	7,345,496	14,638,249	14,277,413	13,695,612
Costs and Expenses (exclusive of depreciation shown separately below - Note 6):
Subscriber-related expenses	2,171,678			2,167,880						4,323,105	4,272,976	8,511,404	8,066,642	7,677,111
Satellite and transmission expenses	176,694			192,556						349,915	377,236	753,853	685,732	527,483
Cost of sales - equipment, services and other	13,116			23,804						25,103	54,299	91,653	106,037	85,627
Subscriber acquisition costs:
Cost of sales - subscriber promotion subsidies	38,748			49,829						97,514	97,347	173,331	231,064	252,178
Other subscriber acquisition costs	169,845			205,914						347,937	400,896	849,999	912,718	992,221
Subscriber acquisition advertising	125,880			126,377						248,555	262,810	552,278	528,642	440,337
Total subscriber acquisition costs	334,473			382,120						694,006	761,053	1,575,608	1,672,424	1,684,736
General and administrative expenses	181,805			167,802						373,872	359,476	745,366	762,146	687,122
Depreciation and amortization (Note 6)	228,963			237,248						441,217	461,143	907,687	956,101	905,987
Total costs and expenses	3,106,729			3,171,410						6,207,218	6,286,183	12,585,571	12,249,082	11,568,066
Operating income (loss)	612,686	532,327	461,038	553,024	506,289	602,406	420,459	497,196	508,270	1,184,351	1,059,313	2,052,678	2,028,331	2,127,546
Other Income (Expense):
Interest income	4,035			728						4,381	4,945	5,606	35,810	38,214
Interest expense, net of amounts capitalized	(191,751)			(219,328)						(383,088)	(441,338)	(862,231)	(834,856)	(878,550)
Other, net	(2,006)			392						30,387	483	14,480	(3,394)	(2,833)
Total other income (expense)	(189,722)			(218,208)						(348,320)	(435,910)	(842,145)	(802,440)	(843,169)
Income (loss) before income taxes	422,964			334,816						836,031	623,403	1,210,533	1,225,891	1,284,377
Income tax (provision) benefit, net	(164,008)			(125,871)						(321,570)	(230,471)	(447,640)	(410,831)	(459,655)
Net income (loss)	258,956			208,945						514,461	392,932	762,893	815,060	824,722
Less: Net income (loss) attributable to noncontrolling interests, net of tax	4,438			3,168						11,167	7,113	(17,242)	(9,825)	(300)
Net income (loss) attributable to DISH DBS	263,394	$ 207,936	$ 172,154	212,113	$ 187,932	$ 289,206	$ 155,041	$ 190,486	$ 190,152	525,628	400,045	780,135	824,885	825,022
Comprehensive Income (Loss):
Net income (loss)	258,956			208,945						514,461	392,932	762,893	815,060	824,722
Other comprehensive income (loss):
Unrealized holding gains (losses) on available-for-sale securities	111			9,959						(19,606)	(7,573)	(23,468)	27,819	8,781
Deferred income tax (expense) benefit, net	253			(3,705)						7,690	1,241	7,124	(10,625)	(3,672)
Total other comprehensive income (loss), net of tax	364			6,254						(11,916)	(6,332)	(16,344)	17,194	5,109
Comprehensive income (loss)	259,320			215,199						502,545	386,600	746,549	832,254	829,831
Less: Comprehensive income (loss) attributable to noncontrolling interests, net of tax	(4,438)			(3,168)						(11,167)	(7,113)	(17,242)	(9,825)	(300)
Comprehensive income (loss) attributable to DISH DBS	$ 263,758			$ 218,367						$ 513,712	$ 393,713	$ 763,791	$ 842,079	$ 830,131